Note 18 - Dividend Series B Preferred Shares	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
18.           Dividends Series B preferred shares

	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2014	-	-	-	-
Issuance of preferred shares from private placement net of issuance costs	30,700	29,000,000		29,000,000
Dividends declared	1,440		1,440,100	1,440,100
Balance, December 31, 2014	32,140	29,000,000	1,440,100	30,440,100

On January 27, 2014, the Company entered into an agreement to sell 25,000 shares of its Series B Convertible Perpetual Preferred Shares ("Series B Preferred Shares") to a fund managed by Tennenbaum Capital Partners, LLC ("TCP") and 5,700 shares to Preferred Friends Investment Company Inc, an affiliate of the Company, for total net proceeds of approximately $29 million. The redemption amount of the Company’s Series B Preferred Shares is $1,000 per share. The Company intends to use the proceeds for the acquisition of vessels and general corporate purposes. The Series B Preferred Shares will pay dividends (in cash or in-kind at the option of the Company, subject to certain exceptions) during the first five years at a rate of 0% or 5%, depending on the trading price of the Company's common stock. In addition, if a cash dividend is paid on the Company's common stock during such time, then if the dividend paid on the Series B Preferred Shares is 5%, the holders of Series B Preferred Shares shall receive such dividend in cash and shall also receive an additional cash dividend in an amount equal to 40% of the common stock dividend it would have received on an as-converted basis. If, however, the dividend on the Series B Preferred Shares is 0%, then the holders of Series B Preferred Shares shall receive a cash dividend equal to the greater of 100% of the common stock dividend it would have received on an as-converted basis and 5%. If a cash dividend is paid on the Company's common stock after the first five years, the holders of Series B Preferred Shares shall receive an additional cash dividend in an amount equal to 40% of the common stock dividend it would have received on an as-converted basis. The dividend rate will increase to 12% in years six and seven and to 14% thereafter. The Series B Preferred Shares can be converted at the option of their holders at any time, and at the option of the Company only if certain share price and liquidity milestones are met. Each Series B Preferred Share is convertible into common stock at an initial conversion price of $1.45 (subject to adjustment, including upon a default). The Series B Preferred Shares are redeemable in cash by the Company at any time after the fifth anniversary of the original issue date. Holders of the Series B Preferred Shares may require the Company to redeem their shares only upon the occurrence of certain corporate events. The redemption liability as of December 31, 2014 is $32,140,100. If all the subsequent dividend payments are made in-kind, the Series B Preferred Shares will increase by $1,637,388, $ $1,720,806, $1,808,472, $1,900,607 and $152,473 for the years 2015, 2016, 2017, 2018 and 2019, respectively, and the redemption liability will be $33,777,488, $35,498,294, $37,306,766, $39,207,373 and $39,359,846 as of December 31, 2015, 2016, 2017, 2018 and end-January 2019, respectively. After January 2019, the dividend will be payable only in cash as described above.

Subject to certain ownership thresholds, holders of Series B Preferred Shares have the right to appoint one director to the Company's board of directors and TCP also has consent rights over certain corporate actions. In addition, the holders of Series B Preferred Shares will vote as one class with the Company's common stock on all matters on which shareholders are entitled to vote, with each Series B Preferred Share having a number of votes equal to 50% of the numbers of shares of common stock of the Company into which such Series B Preferred Share would be convertible on the applicable record date.

For the year ended December 31, 2014, the Company declared four consecutive dividends aggregating $1.44 million, all of which were paid in kind.